Future Minimum Annual Lease Payments Under Non-cancelable Operating Leases, Inclusive of Sublease Proceeds (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2018	$ 2,785
2019	3,004
2020	4,445
2021	4,997
2022	4,921
Thereafter	32,127
Total minimum lease payments	$ 52,279